Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		9 Months Ended	12 Months Ended
	Mar. 29, 2016	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
National corporation tax				24.00%	24.00%	25.00%
Inhabitant tax				4.00%	4.00%	4.00%
Deductible enterprise tax				4.00%	4.00%	6.00%
Statutory income tax rate		35.00%		31.70%	31.70%	33.50%
Decrease in provision for income taxes						¥ 7,468
Decrease of deferred tax assets and liabilities				¥ 17,465
Net changes in total valuation allowance				(28,811)	¥ 267	(7,295)
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards				(8,303)	(1,639)	(4,179)
Increase in valuation allowance				2,677	2,859	381
Decrease in valuation allowance				648	644	204
Net changes in valuation allowance				2,029	¥ 2,215	177
Net operating loss carryforwards				¥ 293,622
Scenario, Plan
Income Taxes [Line Items]
Statutory income tax rate			21.00%
Amended
Income Taxes [Line Items]
Decrease in provision for income taxes						¥ 12
From fiscal years beginning on April 1, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.70%			32.90%
Percentage of deductible limit of tax carried forward in taxable income	60.00%			65.00%
Tax loss carry-forward, period	10 years
Fiscal years beginning on April 1, 2017
Income Taxes [Line Items]
Statutory income tax rate	31.50%				31.70%
Tax loss carry-forward, period	9 years
Fiscal years beginning on April 1, 2017 | Maximum
Income Taxes [Line Items]
Percentage of deductible limit of tax carried forward in taxable income	55.00%
Fiscal years beginning on April 1, 2018
Income Taxes [Line Items]
Statutory income tax rate	31.30%			31.50%
Percentage of deductible limit of tax carried forward in taxable income	50.00%
Tax loss carry-forward, period	10 years